Goodwill and Other Intangible Assets, Net - Summary of Goodwill and Other Intangible Assets (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	₩ 5,493,529	₩ 4,774,824	₩ 4,714,784
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	826,772	357,851	403,172
Intellectual property rights [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	3,375,658	3,247,517	3,029,651
Memberships [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	139,238	136,108	138,184
Development expense [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	200,753	95,041	126,818
Port facilities usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	153,152	167,996	182,411
Exploration and evaluation assets [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	147,013	115,309	163,446
Development assets [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	83,341	86,711	10,235
Customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	116,246	145,699	196,895
Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	451,356	422,592	₩ 463,972
Gross amount [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	12,599,401	11,418,529
Gross amount [member] | Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	2,191,311	1,722,390
Gross amount [member] | Intellectual property rights [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	6,119,689	5,670,769
Gross amount [member] | Memberships [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	141,506	137,619
Gross amount [member] | Development expense [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	903,361	742,816
Gross amount [member] | Port facilities usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	681,530	681,530
Gross amount [member] | Exploration and evaluation assets [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	322,795	276,599
Gross amount [member] | Development assets [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	83,664	86,792
Gross amount [member] | Customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	871,650	859,035
Gross amount [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	1,283,895	1,240,979
Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	(7,105,721)	(6,643,585)
Government grants	(151)	(120)
Accumulated depreciation, amortization and impairment [member] | Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	(1,364,539)	(1,364,539)
Accumulated depreciation, amortization and impairment [member] | Intellectual property rights [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	(2,744,031)	(2,423,252)
Accumulated depreciation, amortization and impairment [member] | Memberships [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	(2,268)	(1,511)
Accumulated depreciation, amortization and impairment [member] | Development expense [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	(702,608)	(647,701)
Government grants		(74)
Accumulated depreciation, amortization and impairment [member] | Port facilities usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	(528,378)	(513,534)
Accumulated depreciation, amortization and impairment [member] | Exploration and evaluation assets [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	(175,782)	(161,290)
Accumulated depreciation, amortization and impairment [member] | Development assets [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	(323)	(81)
Accumulated depreciation, amortization and impairment [member] | Customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	(755,404)	(713,336)
Accumulated depreciation, amortization and impairment [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	(832,388)	(818,341)
Government grants	₩ (151)	₩ (46)